Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financing income (expenses), net [Abstract]
Schedule of Financing Income (Expenses), Net
	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands

Interest income from bank deposits	2,545	4,360	640
Interest income from deferred payment	15,134	14,166	-
Interest income from associated company	-	8,494	-
Net change in exchange rates	-	1,129	2,259
Other income	-	443	5
Financing income	17,679	28,592	2,904

Interest expenses to banks and others	(22,420)	(30,382)	(59,514)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	(2,743)	-	-
Net change in exchange rates	(2,328)	-	-
Net change in fair value of derivative financial instruments	(1,657)	-	(1,168)
Other expenses	(798)	-	(9,484)
Financing expenses	(29,946)	(30,382)	(70,166)
Net financing expenses recognized in the statement of profit and loss	(12,267)	(1,790)	(67,262)